                                                       Mutual of America
                                                       Institutional Funds, Inc.



                               SEMI-ANNUAL REPORT


                                ALL AMERICA FUND
                                   BOND FUND
                               MONEY MARKET FUND

                                 JUNE 30, 1997


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            PAGE
                                                                            ----
 President's Message and Performance Graphs................................   1
 Portfolio of Investments in Securities:
   All America Fund........................................................   2
   Bond Fund...............................................................  15
   Money Market Fund.......................................................  16
 Statement of Assets and Liabilities.......................................  17
 Statement of Operations...................................................  18
 Statements of Changes in Net Assets.......................................  19
 Financial Highlights......................................................  20
 Notes to Financial Statements.............................................  21

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

  We are pleased to provide Mutual of America Institutional Funds' semi-annual report to shareholders. The All America Fund and the Bond Fund commenced operations on May 1, 1996 and the Money Market Fund commenced on May 1, 1997. These funds are designed principally as investment vehicles for endowments, foundations and other institutional investors. The investment philosophy of the funds is modeled after similarly named funds available under annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York.
  The performance of the All America Fund of 16.7% for the six months ending June 30, 1997 fell below that of its respective index, the Standard & Poor's Composite 500 Index (S&P 500) which was 20.6%. The performance for the Bond Fund for that same period was 2.4% versus its index, the Lehman Brothers Government/Corporate Index of 2.7%.
  The All America Fund's investment objective is to outperform the S&P 500 by providing a diversified portfolio of assets with diversified management and a broad exposure to the market. It is comprised of several distinct segments which have specifically defined roles. The largest segment (approximately 60%) attempts to reflect the performance of the S&P 500. Four smaller segments, managed by three subadvisors and Mutual of America Capital Management Corporation each consisting of approximately 10% of the portfolio's total assets, comprise the remainder of the Fund. These segments concentrate in the following areas: small cap value, small cap growth, large cap value and mid to large cap growth.
  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded investment grade debt securities.
  We look forward to participating productively in the equity, fixed income and money markets throughout the remainder of 1997. Relative performance graphs for the All America and Bond Funds are shown below. The respective portfolios of each fund and the financial statements are presented in the pages which follow.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey

                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Institutional Funds,
                                       Inc.



[LOGO]

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ..............................................   1,870   $    84,150
 Abbott Laboratories .....................................   4,370       291,697
 Adobe Systems, Inc. .....................................     400        14,025
 Advanced Micro Devices, Inc. ............................     790        28,440
 Aeroquip-Vickers Inc. ...................................     160         7,560
 Aetna, Inc. .............................................     850        87,018
 Ahmanson (H.F.) & Co. ...................................     570        24,510
 Air Products & Chemicals Corp. ..........................     620        50,375
 Airtouch Communications, Inc. ...........................   2,840        77,745
 Alberto Culver Co. Cl B .................................     320         8,960
 Albertson's, Inc. .......................................   1,420        51,830
 Alcan Aluminum Ltd. .....................................   1,280        44,400
 Allegheny Teledyne Inc ..................................     990        26,730
 Allergan, Inc. ..........................................     370        11,770
 AlliedSignal, Inc. ......................................   1,600       134,400
 Allstate Corp. ..........................................   2,490       181,770
 Alltel Corp. ............................................   1,050        35,109
 Aluminum Co. of America .................................     980        73,867
 Alza Corp. ..............................................     480        13,920
 Amdahl Corp. ............................................     690         6,080
 Amerada Hess Corp. ......................................     520        28,892
 American Electric Power Co. .............................   1,070        44,940
 American Express Co. ....................................   2,670       198,915
 American General Corp. ..................................   1,361        65,005
 American Greetings Corp. Cl A ...........................     420        15,592
 American Home Products Corp. ............................   3,640       278,460
 American Int'l. Group, Inc. .............................   2,650       395,843
 American Stores Co. .....................................     820        40,487
 Ameritech Corp. .........................................   3,100       210,606
 Amgen, Inc. .............................................   1,500        87,187
 Amoco Corp. .............................................   2,790       242,555
 Amp, Inc. ...............................................   1,240        51,770
 AMR Corp. ...............................................     520        48,100
 Andrew Corp. ............................................     510        14,343
 Anheuser Busch Cos., Inc. ...............................   2,800       117,425
 Aon Corp. ...............................................     940        48,645
 Apple Computer, Inc. ....................................     710        10,117
 Applied Materials, Inc. .................................   1,020        72,228
 Archer Daniels Midland Co. ..............................   3,010        70,735
 Armco, Inc. .............................................     600         2,325
 Armstrong World Inds., Inc. .............................     230        16,876
 Asarco, Inc. ............................................     240         7,350
 Ashland, Inc. ...........................................     420        19,477
 AT&T Corp. ..............................................   9,180       321,873
 Atlantic Richfield Co. ..................................   1,820       128,310
 Autodesk, Inc. ..........................................     270        10,344
 Automatic Data Processing, Inc ..........................   1,650        77,550
 AutoZone, Inc. ..........................................     850        20,028
 Avery Dennison Corp. ....................................     580        23,272
 Avon Products, Inc. .....................................     750        52,921
 Baker Hughes, Inc. ......................................     820        31,723
 Ball Corp. ..............................................     170         5,110
 Baltimore Gas & Electric Co. ............................     830        22,150
 Banc One Corp. ..........................................   3,240       156,937
 Bank of New York, Inc. ..................................   2,190        95,265
 BankAmerica Corp. .......................................   4,000       258,250
 BankBoston Corp. ........................................     830        59,811
 Bankers Trust New York Corp. ............................     440        38,280
 Bard (C.R.), Inc. .......................................     320        11,620
 Barnett Banks, Inc. .....................................   1,120        58,800
 Barrick Gold Corp. ......................................   2,100        46,200
 Battle Mountain Gold Co. ................................   1,300         7,393
 Bausch & Lomb, Inc. .....................................     310        14,608

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Baxter International, Inc. ..............................   1,570   $    82,032
 Bay Networks, Inc. ......................................   1,120        29,750
 Becton Dickinson & Co. ..................................     690        34,931
 Bell Atlantic Corp. .....................................   2,470       187,411
 BellSouth Corp. .........................................   5,610       260,163
 Bemis Co. ...............................................     300        12,975
 Beneficial Corp. ........................................     300        21,318
 Bethlehem Steel Corp. ...................................     630         6,575
 Beverly Enterprises, Inc. ...............................     560         9,100
 Biomet, Inc. ............................................     630        11,733
 Black & Decker Corp. ....................................     530        19,709
 Block (H & R), Inc. .....................................     590        19,027
 Boeing Co. ..............................................   4,070       215,964
 Boise Cascade Corp. .....................................     270         9,534
 Boston Scientific Corp. .................................   1,100        67,581
 Briggs & Stratton Corp. .................................     140         7,000
 Bristol-Myers Squibb Co. ................................   5,650       457,650
 Brown-Forman Corp. Cl B .................................     390        19,036
 Browning Ferris Inds., Inc. .............................   1,200        39,900
 Brunswick Corp. .........................................     560        17,500
 Burlington Northern Santa Fe ............................     870        78,191
 Burlington Resources, Inc. ..............................     700        30,887
 Cabletron Systems, Inc. .................................     880        24,915
 Caliber System, Inc. ....................................     220         8,195
 Campbell Soup Co. .......................................   2,630       131,500
 Cardinal Health, Inc. ...................................     610        34,922
 Carolina Power & Light Co. ..............................     850        30,493
 Case Corp. ..............................................     420        28,927
 Caterpillar, Inc. .......................................   1,070       114,891
 Centex Corp. ............................................     160         6,500
 Central & South West Corp. ..............................   1,200        25,500
 Ceridian Corp. ..........................................     450        19,012
 Champion International Corp. ............................     540        29,835
 Charles Schwab Corp. ....................................     990        40,280
 Charming Shoppes, Inc. ..................................     600         3,131
 Chase Manhattan Corp. ...................................   2,430       235,861
 Chevron Corp. ...........................................   3,690       272,829
 Chrysler Corp. ..........................................   3,880       127,312
 Chubb Corp. .............................................     990        66,206
 CIGNA Corp. .............................................     420        74,550
 Cincinnati Milacron, Inc. ...............................     220         5,706
 Cinergy Corp. ...........................................     890        30,983
 Circuit City Group, Inc. ................................     550        19,559
 Cisco Systems, Inc. .....................................   3,750       251,718
 Citicorp ................................................   2,620       315,873
 Clorox Co. ..............................................     290        38,280
 Coastal Corp. ...........................................     600        31,912
 Coca-Cola Co. ...........................................  14,000       945,000
 Cognizant Corp. .........................................     950        38,475
 Colgate-Palmolive Co. ...................................   1,670       108,967
 Columbia Gas System, Inc. ...............................     310        20,227
 Columbia HCA Healthcare Corp. ...........................   3,770       148,208
 Comcast Corp. Cl A ......................................   1,840        39,330
 Comerica, Inc. ..........................................     600        40,800
 Compaq Computer Corp. ...................................   1,550       153,837
 Computer Associates Intl., Inc. .........................   2,050       114,159
 Computer Sciences Corp. .................................     430        31,013
 Conagra, Inc. ...........................................   1,350        86,568
 Conseco, Inc. ...........................................   1,030        38,110
 Consolidated Edison Co NY, Inc. .........................   1,330        39,151
 Consolidated Natural Gas Co. ............................     540        29,058
 Cooper Industries .......................................     670        33,332
 Cooper Tire & Rubber Co. ................................     440         9,680

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Coors (Adolph) Co. Cl B .................................     210   $     5,591
 CoreStates Financial Corp. ..............................   1,170        62,887
 Corning, Inc. ...........................................   1,300        72,312
 Costco Co ...............................................   1,190        39,121
 Countrywide Credit Industries ...........................     590        18,400
 CPC International, Inc. .................................     810        74,773
 Crane Co. ...............................................     260        10,871
 Crown Cork & Seal Co., Inc. .............................     730        39,009
 CSX Corp. ...............................................   1,230        68,265
 CUC International, Inc. .................................   2,310        59,626
 Cummins Engine, Inc. ....................................     220        15,523
 CVS Corp. ...............................................     940        48,175
 Cyprus Amax Minerals Co. ................................     530        12,985
 Dana Corp. ..............................................     580        22,040
 Darden Restaurants, Inc. ................................     860         7,793
 Data General Corp. ......................................     230         5,980
 Dayton Hudson Corp. .....................................   1,220        64,888
 Deere & Co. .............................................   1,440        79,020
 Dell Computer Corp. .....................................     950       111,565
 Delta Air Lines, Inc. ...................................     410        33,620
 Deluxe Corp. ............................................     460        15,697
 Digital Equipment Corp. .................................     860        30,476
 Dillard Inc. ............................................     640        22,160
 Disney (Walt) Co. .......................................   3,810       305,752
 Dominion Resources, Inc. ................................   1,040        38,090
 Donnelley (R.R.) & Sons Co. .............................     830        30,398
 Dover Corp. .............................................     630        38,745
 Dow Chemical Co. ........................................   1,320       115,005
 Dow Jones & Co., Inc. ...................................     540        21,701
 Dresser Industries, Inc. ................................   1,000        37,250
 DSC Communications Corp. ................................     660        14,685
 DTE Energy Co. ..........................................     820        22,652
 Du Pont (E.I.) De Nemours ...............................   6,380       401,142
 Duke Energy Corp. .......................................   2,030        97,311
 Dun & Bradstreet Corp. ..................................     970        25,462
 Eastern Enterprises .....................................     110         3,815
 Eastman Chemical Co. ....................................     440        27,940
 Eastman Kodak Co. .......................................   1,860       142,755
 Eaton Corp. .............................................     440        38,417
 Echlin, Inc. ............................................     350        12,600
 Echo Bay Mines, Ltd. ....................................     790         4,542
 Ecolab, Inc. ............................................     370        17,667
 Edison International ....................................   2,320        57,710
 EG&G, Inc. ..............................................     260         5,850
 EMC Corp. ...............................................   1,390        54,210
 Emerson Electric Co. ....................................   2,510       138,206
 Engelhard Corp. .........................................     810        16,959
 Enron Corp. .............................................   1,440        58,770
 Enserch Corp. ...........................................     400         8,900
 Entergy Corp. ...........................................   1,340        36,682
 Equifax, Inc. ...........................................     850        31,609
 Exxon Corp. .............................................  14,020       862,230
 Fannie Mae ..............................................   5,990       261,313
 Federal Express Corp. ...................................     650        37,537
 Federal Home Loan Mtge Corp. ............................   3,920       134,750
 Federated Department Stores .............................   1,170        40,657
 Fifth Third Bancorp .....................................     600        49,237
 First Bank System, Inc. .................................     750        64,031
 First Chicago NBD Corp. .................................   1,760       106,480
 First Data Corp. ........................................   2,530       111,161
 First Union Corp. .......................................   1,620       149,850
 Fleet Financial Group, Inc. .............................   1,480        93,610
 Fleetwood Enterprises, Inc. .............................     200         5,962

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Fleming Cos., Inc. ......................................     210   $     3,780
 Fluor Corp. .............................................     480        26,490
 FMC Corp. ...............................................     210        16,681
 Ford Motor Co. ..........................................   6,720       253,680
 Fortune Brands, Inc. ....................................     970        36,193
 Foster Wheeler Corp. ....................................     230         9,315
 FPL Group, Inc. .........................................   1,030        47,444
 Freeport-McMoran Copper Cl B ............................   1,130        35,171
 Frontier Corp. ..........................................     930        18,541
 Fruit of the Loom, Inc. .................................     430        13,330
 Gannett, Inc. ...........................................     800        79,000
 Gap, Inc. ...............................................   1,550        60,256
 General Dynamics Corp. ..................................     350        26,250
 General Electric Co. ....................................  18,520     1,210,912
 General Instrument Corp. ................................     770        19,250
 General Mills, Inc. .....................................     910        59,263
 General Motors Corp. ....................................   4,120       229,432
 General Re Corp. ........................................     460        83,720
 General Signal Corp. ....................................     280        12,215
 Genuine Parts Co. .......................................   1,020        34,552
 Georgia Pacific Corp. ...................................     520        44,395
 Giant Food, Inc. ........................................     340        11,092
 Giddings & Lewis, Inc. ..................................     180         3,757
 Gillette Co. ............................................   3,150       298,462
 Golden West Financial Corp. .............................     320        22,400
 Goodrich (B.F.) Co. .....................................     300        12,993
 Goodyear Tire & Rubber Co. ..............................     880        55,715
 GPU Inc. ................................................     680        24,395
 Grainger (W.W.), Inc. ...................................     290        22,674
 Great Atl. & Pac. Tea Co. ...............................     220         5,981
 Great Lakes Chemical Corp. ..............................     340        17,807
 Great Western Financial Corp. ...........................     780        41,925
 Green Tree Financial Corp. ..............................     770        27,431
 GTE Corp. ...............................................   5,390       236,486
 Guidant Corp. ...........................................     420        35,700
 Halliburton Co. .........................................     710        56,267
 Harcourt General, Inc. ..................................     400        19,050
 Harland (John H.) Co. ...................................     170         3,878
 Harnischfeger Industries, Inc. ..........................     280        11,620
 Harrah's Entertainment, Inc. ............................     580        10,440
 Harris Corp. ............................................     220        18,480
 Hartford Financial Svs Grp, Inc .........................     670        55,442
 Hasbro, Inc. ............................................     720        20,430
 HealthSouth Corp. .......................................   1,940        48,378
 Heinz (H.J.) Co. ........................................   2,080        95,940
 Helmerich & Payne, Inc. .................................     140         8,067
 Hercules, Inc. ..........................................     570        27,288
 Hershey Foods Corp. .....................................     860        47,568
 Hewlett-Packard Co. .....................................   5,740       321,440
 HFS Inc. ................................................     890        51,620
 Hilton Hotels Corp. .....................................   1,410        37,453
 Home Depot, Inc. ........................................   2,740       188,888
 Homestake Mining Co. ....................................     830        10,841
 Honeywell, Inc. .........................................     720        54,630
 Household International, Inc. ...........................     550        64,590
 Houston Industries, Inc. ................................   1,320        28,297
 Humana, Inc. ............................................     920        21,275
 Ikon Office Solutions ...................................     750        18,703
 Illinois Tool Works, Inc. ...............................   1,410        70,411
 Inco Ltd. ...............................................     940        28,258
 Ingersoll Rand Co. ......................................     610        37,667
 Inland Steel, Inc. ......................................     280         7,315
 Intel Corp. .............................................   4,620       655,173

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Intergraph Corp. ........................................     270   $     2,295
 International Paper Co. .................................   1,700        82,556
 Interpublic Group of Cos., Inc ..........................     460        28,203
 Intl. Business Machines Corp. ...........................   5,610       505,951
 Intl. Flavors & Fragrances ..............................     620        31,310
 ITT Corp. ...............................................     660        40,301
 ITT Industries, Inc. ....................................     670        17,252
 James River Corp. of VA .................................     490        18,130
 Jefferson-Pilot Corp. ...................................     400        27,950
 Johnson & Johnson .......................................   7,520       484,100
 Johnson Controls, Inc. ..................................     470        19,299
 Jostens, Inc. ...........................................     220         5,885
 Kaufman & Broad Home Corp. ..............................     220         3,863
 Kellogg Co. .............................................   1,170       100,181
 Kerr-McGee Corp. ........................................     270        17,111
 KeyCorp .................................................   1,260        70,402
 Kimberly Clark Corp. ....................................   3,160       157,210
 King World Productions, Inc. ............................     210         7,350
 Kmart Corp. .............................................   2,740        33,565
 Knight-Ridder, Inc. .....................................     510        25,021
 Kroger Corp. ............................................   1,430        41,470
 Laidlaw, Inc. Cl B ......................................   1,770        24,448
 Lilly (Eli) & Co. .......................................   3,140       343,241
 Limited (The), Inc. .....................................   1,530        30,982
 Lincoln National Corp. ..................................     580        37,337
 Liz Claiborne, Inc. .....................................     400        18,650
 Lockheed Martin Corp. ...................................   1,090       112,883
 Loews Corp. .............................................     650        65,081
 Longs Drug Stores, Inc. .................................     220         5,761
 Louisiana Land & Exploration ............................     190        10,853
 Louisiana-Pacific Corp. .................................     620        13,097
 Lowe's Companies, Inc. ..................................     980        36,382
 LSI Logic Corp. .........................................     800        25,600
 Lucent Technologies, Inc. ...............................   3,610       260,145
 Mallinckrodt, Inc. ......................................     410        15,580
 Manor Care, Inc. ........................................     360        11,745
 Marriott International, Inc. ............................     710        43,576
 Marsh & McLennan Cos., Inc. .............................     940        67,092
 Masco Corp. .............................................     910        37,992
 Mattel, Inc. ............................................   1,650        55,893
 May Department Stores Co. ...............................   1,340        63,315
 Maytag Corp. ............................................     550        14,368
 MBIA Inc. ...............................................     240        27,075
 MBNA Corp. ..............................................   1,890        69,221
 McDermott International Inc. ............................     310         9,048
 McDonald's Corp. ........................................   3,900       188,418
 McDonnell Douglas Corp. .................................   1,190        81,515
 McGraw-Hill Cos., Inc. ..................................     560        32,935
 MCI Communications Corp. ................................   3,880       148,531
 Mead Corp. ..............................................     290        18,052
 Medtronic, Inc. .........................................   1,350       109,350
 Mellon Bank Corp. .......................................   1,460        65,882
 Mercantile Stores, Inc. .................................     210        13,216
 Merck & Co., Inc. .......................................   6,820       705,870
 Meredith Corp. ..........................................     300         8,700
 Merrill Lynch & Co., Inc. ...............................   1,870       111,498
 MGIC Investment Corp ....................................     670        32,118
 Micron Technology, Inc. .................................   1,190        47,525
 Microsoft Corp. .........................................   6,770       855,558
 Millipore Corp. .........................................     250        11,000
 Minnesota Mining & Mfg. Co. .............................   2,350       239,700
 Mobil Corp. .............................................   4,440       310,245
 Monsanto Co. ............................................   3,340       143,828

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Moore Corp., Ltd. .......................................     500   $     9,843
 Morgan (J.P.) & Co., Inc. ...............................   1,040       108,550
 Morgan St Dean Witter Discover ..........................   3,235       139,307
 Morton International, Inc. ..............................     790        23,848
 Motorola, Inc. ..........................................   3,360       255,360
 NACCO Industries, Inc. Cl A .............................      50         2,821
 Nalco Chemical Co. ......................................     380        14,677
 National City Corp. .....................................   1,250        65,625
 National Semiconductor Corp. ............................     800        24,500
 National Service Industries .............................     250        12,171
 NationsBank Corp. .......................................   4,124       265,998
 Navistar International Corp. ............................     410         7,072
 New York Times Co. Cl A .................................     540        26,730
 Newell Co. ..............................................     900        35,662
 Newmont Mining Corp. ....................................     881        34,359
 Niagara Mohawk Power Corp. ..............................     820         7,021
 Nicor, Inc. .............................................     280        10,045
 Nike, Inc. Cl B .........................................   1,630        95,151
 NorAm Energy Corp. ......................................     780        11,895
 Nordstrom, Inc. .........................................     450        22,078
 Norfolk Southern Corp. ..................................     710        71,532
 Northern States Power Co. ...............................     390        20,182
 Northern Telecom, Ltd. ..................................   1,470       133,770
 Northrop Grumman Corp. ..................................     330        28,978
 Norwest Corp. ...........................................   2,110       118,687
 Novell, Inc. ............................................   1,960        13,597
 Nucor Corp. .............................................     500        28,250
 NYNEX Corp. .............................................   2,490       143,486
 Occidental Petroleum Corp. ..............................   1,860        46,616
 Ohio Edison Co. .........................................     860        18,758
 Oneok, Inc. .............................................     160         5,150
 Oracle Corp. ............................................   3,690       185,883
 Oryx Energy Co. .........................................     590        12,463
 Owens Corning ...........................................     300        12,937
 Paccar, Inc. ............................................     440        20,432
 Pacific Enterprises .....................................     470        15,803
 PacifiCorp ..............................................   1,670        36,740
 Pall Corp. ..............................................     710        16,507
 Parametric Technology Co. ...............................     720        30,645
 Parker Hannifin Corp. ...................................     420        25,488
 Peco Energy Co. .........................................   1,260        26,460
 Penney (J.C.) Co., Inc. .................................   1,390        72,540
 Pennzoil Co. ............................................     270        20,722
 Peoples Energy Corp. ....................................     200         7,487
 Pep Boys-Manny, Moe & Jack ..............................     340        11,581
 Pepsico, Inc. ...........................................   8,650       324,915
 Perkin-Elmer Corp. ......................................     250        19,890
 Pfizer, Inc. ............................................   3,650       436,175
 PG & E Corp. ............................................   2,310        56,017
 Pharmacia & Upjohn, Inc. ................................   2,870        99,732
 Phelps Dodge Corp. ......................................     350        29,815
 Phillip Morris Cos., Inc. ...............................  13,720       608,825
 Phillips Petroleum Co. ..................................   1,490        65,187
 Pioneer Hi-Bred Intl., Inc. .............................     460        36,800
 Pitney Bowes, Inc. ......................................     820        56,990
 Placer Dome, Inc. .......................................   1,350        22,106
 PNC Bank Corp. ..........................................   1,820        75,757
 Polaroid Corp. ..........................................     250        13,875
 Potlatch Corp. ..........................................     160         7,240
 PP&L Resources, Inc. ....................................     930        18,541
 PPG Industries, Inc. ....................................   1,020        59,287
 Praxair, Inc. ...........................................     890        49,840
 Proctor & Gamble Co. ....................................   3,830       540,987

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Providian Financial Corp. ...............................     530   $    17,026
 Public Svc. Enterprise Group ............................   1,310        32,750
 Pulte Corp. .............................................     120         4,147
 Quaker Oats Co. .........................................     770        34,553
 Ralston Purina Co. ......................................     600        49,312
 Raychem Corp. ...........................................     250        18,593
 Raytheon Co. ............................................   1,330        67,830
 Reebok International Ltd. ...............................     320        15,020
 Republic New York Corp. .................................     310        33,325
 Reynold's Metals Co. ....................................     410        29,212
 Rite-Aid Corp. ..........................................     690        34,413
 Rockwell Intl., Corp. ...................................   1,200        71,025
 Rohm & Haas Co. .........................................     350        31,521
 Rowan Cos., Inc. ........................................     480        13,530
 Royal Dutch Petro Co.--NY Shr ...........................  12,120       659,025
 Rubbermaid, Inc. ........................................     850        25,287
 Russell Corp. ...........................................     210         6,221
 Ryder System, Inc. ......................................     430        14,190
 Safeco Corp. ............................................     710        33,148
 Safety-Kleen Corp. ......................................     330         5,568
 Salomon, Inc. ...........................................     610        33,931
 Santa Fe Energy Resources, Inc ..........................     560         8,225
 Sara Lee Corp. ..........................................   2,710       112,803
 SBC Communications, Inc. ................................   5,155       318,965
 Schering-Plough Corp. ...................................   4,130       197,723
 Schlumberger, Ltd. ......................................   1,390       173,750
 Scientific-Atlanta, Inc. ................................     440         9,625
 Seagate Technology, Inc. ................................   1,380        48,558
 Seagram, Ltd. ...........................................   2,090        84,122
 Sears Roebuck & Co. .....................................   2,210       118,787
 Service Corp. International .............................   1,350        44,381
 Shared Medical Systems Corp. ............................     140         7,560
 Sherwin-Williams Co. ....................................     970        29,948
 Sigma Aldrich Corp. .....................................     570        19,985
 Silicon Graphics, Inc. ..................................   1,000        15,000
 Snap-On, Inc. ...........................................     340        13,387
 Sonat, Inc. .............................................     490        25,112
 Southern Co. ............................................   3,850        84,218
 Southwest Airlines Co. ..................................     820        21,217
 Springs Industries, Inc. Cl A ...........................     110         5,802
 Sprint Corp. ............................................   2,430       127,878
 St. Jude Medical, Inc. ..................................     520        20,280
 St. Paul Companies (The) ................................     470        35,837
 Stanley Works ...........................................     500        20,000
 Stone Container Corp. ...................................     560         8,015
 Stride Rite Corp. .......................................     280         3,605
 Sun Co., Inc. ...........................................     410        12,710
 Sun Microsystems, Inc. ..................................   2,080        77,415
 Suntrust Banks, Inc. ....................................   1,250        68,828
 Supervalu, Inc. .........................................     380        13,110
 Sysco Corp. .............................................     980        35,770
 Tandem Computers, Inc. ..................................     650        13,162
 Tandy Corp. .............................................     310        17,360
 Tektronix, Inc. .........................................     190        11,400
 Tele-Communications, Inc. Cl A ..........................   3,750        55,781
 Tellabs, Inc. ...........................................   1,020        56,992
 Temple-Inland, Inc. .....................................     310        16,740
 Tenet Healthcare Corp. ..................................   1,700        50,256
 Tenneco, Inc. ...........................................     970        43,831
 Texaco, Inc. ............................................   1,490       162,037
 Texas Instruments, Inc. .................................   1,080        90,787
 Texas Utilities Co. .....................................   1,270        43,735
 Textron, Inc. ...........................................     930        61,728

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Thermo Electron Corp. ...................................     850   $    29,218
 Thomas & Betts Corp. ....................................     310        16,294
 Time Warner, Inc. .......................................   3,160       152,470
 Times Mirror Co. Cl A ...................................     540        29,835
 Timken Co. ..............................................     350        12,446
 TJX Cos., Inc. ..........................................     880        23,210
 Torchmark Corp. .........................................     390        27,787
 Toys R Us, Inc. .........................................   1,610        56,350
 Transamerica Corp. ......................................     370        34,618
 Travelers Group, Inc. ...................................   3,620       228,286
 Tribune Co. .............................................     690        33,163
 TRW, Inc. ...............................................     710        40,336
 Tupperware Corp .........................................     350        12,775
 Tyco International Ltd. .................................     950        66,084
 U.S. Bancorp ............................................     830        53,223
 U.S. Surgical Corp. .....................................     410        15,272
 U.S. West Communications Group ..........................   3,420        69,255
 U.S. West Communications Group ..........................   2,710       102,133
 Unicom Corp. ............................................   1,220        27,145
 Unilever N.V. ...........................................     900       196,200
 Union Camp Corp. ........................................     390        19,500
 Union Carbide Corp. .....................................     710        33,414
 Union Electric Co. ......................................     580        21,858
 Union Pacific Corp. .....................................   1,390        97,995
 Union Pacific Resources Grp .............................   1,430        35,571
 Unisys Corp. ............................................     990         7,548
 United Healthcare Corp. .................................   1,050        54,600
 United Technologies Corp. ...............................   1,340       111,220
 Unocal Corp. ............................................   1,410        54,725
 UNUM Corp. ..............................................     790        33,180
 US Airways Group Inc. ...................................     440        15,400
 USF&G Corp. .............................................     620        14,880
 UST, Inc. ...............................................   1,040        28,860
 USX-Marathon Group ......................................   1,620        46,777
 USX-U.S. Steel Group, Inc. ..............................     480        16,830
 V F Corp. ...............................................     360        30,510
 Viacom, Inc. ............................................   1,990        59,700
 W.R. Grace & Co. ........................................     410        22,601
 Wachovia Corp. ..........................................     910        53,064
 Wal-Mart Stores, Inc. ...................................  12,790       432,461
 Walgreen Co. ............................................   1,390        74,538
 Warner-Lambert Co. ......................................   1,530       190,102
 Waste Management Inc. ...................................   2,560        82,240
 Wells Fargo & Co. .......................................     500       134,750
 Wendy's International, Inc. .............................     740        19,193
 Western Atlas, Inc. .....................................     300        21,975
 Westinghouse Electric Corp. .............................   3,590        83,018
 Westvaco Corp. ..........................................     580        18,233
 Weyerhaeuser Co. ........................................   1,120        58,240
 Whirlpool Corp. .........................................     420        22,916
 Whitman Corp. ...........................................     570        13,680
 Willamette Industries, Inc. .............................     310        21,700
 Williams Cos., Inc. .....................................     900        39,375
 Winn-Dixie Stores, Inc. .................................     840        31,290
 Woolworth Corp. .........................................     760        18,240
 WorldCom, Inc. ..........................................   5,040       161,280
 Worthington Industries, Inc. ............................     550        10,071
 Wrigley (Wm.) Jr. Co. ...................................     660        44,220
 Xerox Corp. .............................................   1,830       144,341
                                                                     -----------
Total Indexed Assets--Common Stocks (Cost: $28,564,182) 60.4%.......  38,348,308
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                          DISCOUNT            FACE
                                            RATE   MATURITY  VALUE     VALUE
                                          -------- -------- -------- ----------
INDEXED ASSETS (CONTINUED):
Short-Term Debt Securities
U.S. Government (0.2%)
 U.S. Treasury Bill......................   4.90%  9/18/97  $ 75,000 $   74,154
 U.S. Treasury Bill......................   4.82   8/21/97    55,000     54,624
                                                                     ----------
                                                                        128,778
                                                                     ----------
Commercial Paper (0.3%)
 Merrill Lynch & Co., Inc................   5.54%   7/2/97   200,000    199,969
                                                                     ----------
Total Indexed Assets Short-Term Debt Securities (Cost: $328,785)
 0.5%...............................................................    328,747
                                                                     ----------
Total Indexed Assets (Cost: $28,892,967) 60.9%...................... 38,677,055
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
ACTIVE ASSETS:
Common Stocks
Basic Materials (0.9%)
 Atchison Casting Corp.* .................................   4,600   $    76,475
 Delta & Pine Land Co. ...................................   8,100       288,562
 Kaiser Aluminum Corp.* ..................................   2,500        30,625
 Morton International, Inc.* .............................   4,700       141,881
 Titanium Metals Corporation* ............................   1,000        31,625
                                                                     -----------
                                                                         569,168
                                                                     -----------
Consumer, Cyclical (10.4%)
 American Greetings Corp. Cl A ...........................   5,700       211,612
 Barnes & Noble, Inc.* ...................................     700        30,100
 Big Flower Press Hldgs, Inc.* ...........................   1,300        26,975
 Borg-Warner Automotive, Inc. ............................   8,500       459,531
 Callaway Golf Co. .......................................  15,800       560,900
 Cinar Films, Inc. Cl B * ................................   3,100       100,750
 Coach USA, Inc.* ........................................   3,590        95,359
 Coleman Company, Inc.* ..................................   6,650       114,712
 Eastman Kodak Co. .......................................   2,000       153,500
 Fairfield Communities, Inc.* ............................   3,300       110,962
 Fine Host Corp.* ........................................   2,600        81,900
 Finlay Enterprises, Inc.* ...............................   8,500       149,812
 Fred Meyer, Inc.* .......................................   1,200        62,025
 Gannett, Inc. ...........................................   1,800       177,750
 Golden Bear Golf, Inc.* .................................   5,500        65,312
 Gymboree Corp. ..........................................   1,000        24,000
 Jones Apparel Group, Inc.* ..............................   1,200        57,300
 Masco Corp. .............................................   4,500       187,875
 May Department Stores Co. ...............................   2,400       113,400
 Michaels Stores, Inc.* ..................................   1,300        27,543
 Midwest Express Holdings, Inc.* .........................   9,300       254,587
 Nautica Enterprises, Inc.* ..............................   3,300        87,243
 Nordstrom, Inc. .........................................   3,600       176,625
 Prime Hospitality Corp.* ................................   3,000        59,250
 Ryanair Holdings PLC--ADR* ..............................   5,500       149,187
 Ryder System, Inc. ......................................   4,300       141,900
 Sotheby's Holdings ......................................   1,825        30,796
 St. John Knits, Inc. ....................................  18,200       982,800
 Stage Stores, Inc.* .....................................   1,200        31,350
 Sunbeam, Corp. ..........................................   2,700       101,925
 The Men's Wearhouse, Inc. ...............................   1,500        47,250
 Tiffany & Co. ...........................................  15,900       734,381
 TJX Cos., Inc. ..........................................   3,600        94,950
 Tommy Hilfiger Corp.* ...................................   1,900        76,356
 Tower Automotive, Inc.* .................................  12,300       528,900
 Wendy's International, Inc. .............................   6,000       155,625
 Xerox Corp. .............................................   1,900       149,862
                                                                     -----------
                                                                       6,614,305
                                                                     -----------
Consumer, Non-Cyclical (2.4%)
 American Stores Co. .....................................   4,900       241,937
 Bed Bath & Beyond, Inc.* ................................   3,100        94,162
 Biochem Pharma, Inc.* ...................................     400         8,900
 Chiquita Brands Intl., Inc. .............................   2,500        34,375
 Conagra, Inc. ...........................................   3,200       205,200
 Dominick's Supermarkets, Inc.* ..........................   2,800        74,550
 DURA Pharmaceuticals, Inc.* .............................   1,200        47,850
 ESC Medical Systems Ltd.* ...............................   2,000        51,000
 Express Scripts, Inc-CL A* ..............................   1,400        58,450
 Helen of Troy Ltd.* .....................................   1,100        28,187
 Hologic, Inc.* ..........................................   1,000        26,625
 JP Foodservice, Inc.* ...................................   1,900        54,506
 Kellwood, Co. ...........................................   2,000        55,500
 Lincare Holdings, Inc.* .................................   1,300        55,900

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Consumer, Non-Cyclical (Continued)
 Mentor Corp. ............................................   2,400   $    71,100
 Morningstar Group, Inc.* ................................   1,200        35,250
 Phillip Morris Cos., Inc. ...............................   5,100       226,312
 Warnaco Group, Inc. Cl A ................................   1,730        55,143
 Whole Foods Marker, Inc.* ...............................   2,300        76,187
                                                                     -----------
                                                                       1,501,134
                                                                     -----------
Energy (1.8%)
 Elf Aquitaine--ADR ......................................   2,600       141,537
 Global Industries Ltd.* .................................   1,300        30,367
 Kerr-McGee Corp. ........................................   1,900       120,412
 Mobil Corp. .............................................   2,000       139,750
 Newpark Resources Inc. ..................................   5,000       168,750
 Oceaneering Int'l, Inc.* ................................  13,200       244,200
 Repsol S.A. ADR .........................................   3,100       131,556
 Union Pacific Resources Grp .............................   4,400       109,450
 Varco International, Inc.* ..............................   2,470        79,657
                                                                     -----------
                                                                       1,165,679
                                                                     -----------
Financial (4.7%)
 Aegon N.V. ..............................................   1,173        82,178
 Ahmanson (H.F.) & Co. ...................................   4,700       202,100
 American Int'l. Group, Inc. .............................   2,500       373,437
 Aon Corp. ...............................................   2,100       108,675
 Beneficial Corp. ........................................   1,200        85,275
 Citicorp ................................................   4,100       494,306
 CMAC Investment Corporation .............................   2,000        95,500
 First Bank System, Inc. .................................   1,700       145,137
 INMC Mortgage Holdings, Inc. ............................   5,100       122,081
 Keystone Financial, Inc. ................................   6,300       196,875
 Loews Corp. .............................................   1,500       150,187
 National Golf Properties, Inc. ..........................   3,900       135,525
 NationsBank Corp. .......................................   4,600       296,700
 Patriot American Hospitality ............................   2,000        51,000
 Providian Financial Corp. ...............................   2,700        86,737
 Summit Bancorp ..........................................   2,100       105,262
 The Money Store, Inc. ...................................   3,350        96,103
 Vesta Insurance Group, Inc. .............................   1,500        64,875
 Weeks Corp.* ............................................   4,000       125,000
                                                                     -----------
                                                                       3,016,953
                                                                     -----------
Industrial (6.0%)
 AGCO Corp. ..............................................   7,700       276,718
 American Disposal Serv., Inc. ...........................   1,300        29,250
 Applied Materials, Inc.* ................................   4,900       346,981
 Aviall, Inc. ............................................   6,500        91,000
 Burlington Northern Santa Fe ............................   1,400       125,825
 Cambridge Tech. Partners, Inc. ..........................   1,000        32,000
 Checkfree Corp.* ........................................   6,300       111,037
 COLTEC INDS.* ...........................................   1,500        29,250
 Comfort Systems USA, Inc.* ..............................   2,200        34,375
 Crown Cork & Seal Co., Inc. .............................   2,600       138,937
 Expeditors Int'l Wash., Inc. ............................   1,000        28,375
 First Data Corp. ........................................   7,800       342,712
 Foster Wheeler Corp. ....................................   3,600       145,800
 G & K Services, Inc. Cl A................................   2,800       104,300
 Greenfield Industries Inc. ..............................   3,800       102,600
 Hardinge, Inc. ..........................................   7,500       219,375
 Hvide Marine, Inc.* .....................................   1,100        24,337
 Keane, Inc.* ............................................   1,090        56,680
 Knightsbridge Tankers Ltd. ..............................   3,200        80,800
 Kulicke and Soffa Industries* ...........................   1,600        51,950

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Industrial (Continued)
 Morrison Knudsen, Corp.* ................................   4,000   $    54,500
 New Holland NV ..........................................   6,200       169,725
 Ogden Corp. .............................................   1,940        42,195
 Pall Corp. ..............................................   5,900       137,175
 Pameco Corp.* ...........................................   3,200        56,800
 QuickResponse Services, Inc.* ...........................   2,900       105,125
 Sealed Air Corp.* .......................................   5,700       270,750
 Union Pacific Corp. .....................................   2,300       162,150
 United Waste Systems, Inc.* .............................   1,600        65,600
 USA Waste Services, Inc.* ...............................   1,500        57,937
 Valmont Industries ......................................   3,600        68,400
 Whittman-Hart, Inc.* ....................................   1,300        36,562
 Wyman-Gordon Co.* .......................................   2,180        58,860
 York International Corp. ................................   3,000       138,000
                                                                     -----------
                                                                       3,796,081
                                                                     -----------
Technology (11.7%)
 3Com Corp.* .............................................  17,150       771,779
 Acuson Corp.* ...........................................   3,000        69,000
 Adaptec, Inc.* ..........................................     800        27,800
 Advanced Fibre Comm, Inc.* ..............................   1,000        60,375
 ASM Lithography Holding NV* .............................   1,400        81,900
 Ballard Medical Products* ...............................   5,100       102,318
 BE Aerospace, Inc. ......................................   2,000        63,250
 Atmel Corp.* ............................................  10,800       302,400
 Auspex Systems, Inc.* ...................................   1,500        14,437
 Boston Technology Inc.* .................................   6,300       186,243
 CBT Group PLC* ..........................................   2,300       145,187
 Cisco Systems, Inc.* ....................................  12,200       818,925
 Citrix Systems, Inc.* ...................................     900        39,487
 Compaq Computer Corp. ...................................   5,200       516,100
 Curative Health Services Inc. ...........................   2,200        63,250
 Digital Microwave Corp.* ................................   3,000        90,000
 E*Trade Group, Inc.* ....................................   4,700        92,237
 Electronics For Imaging, Inc.* ..........................   2,630       124,267
 Hooper Holmes, Inc. .....................................   3,300        75,693
 INCYTE Pharmaceuticals, Inc.* ...........................   1,700       113,900
 Intel Corp. .............................................   5,200       737,425
 Intl. Business Machines Corp. ...........................   2,800       252,525
 Linear Technology Corp. .................................   5,500       284,625
 Linear Technology Corp. .................................   2,000       103,500
 Logicon, Inc. ...........................................   1,340        71,020
 Maxim Integrated Products, Inc.* ........................   4,500       255,937
 Maxim Integrated Products, Inc.* ........................   1,800       102,375
 Motorola, Inc. ..........................................   2,800       212,800
 Parametric Technology Co.* ..............................   6,500       276,656
 Raytheon Co. ............................................   3,700       188,700
 Saville Systems Irel- SP ADR* ...........................   1,400        72,800
 Structural Dynamics Research* ...........................   4,400       115,500
 Sun Microsystems, Inc.* .................................  15,800       588,057
 Sungard Data Sys Inc.* ..................................   1,360        63,240
 Technology Solutions Company* ...........................   1,510        59,645
 Tellabs, Inc.* ..........................................   2,400       134,100
 Waters Corp.* ...........................................     500        17,937
 Xilinx, Inc.* ...........................................   2,400       117,750
                                                                     -----------
                                                                       7,413,140
                                                                     -----------
Utilities (1.2%)
 British Telecom PLC-Spon ADR ............................     900        66,825
 Duke Energy Corp. .......................................   4,700       225,296
 Edison International ....................................   3,500        87,062
 MCI Communications Corp. ................................   4,400       168,437

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Utilities (Continued)
 SBC Communications, Inc. ................................   2,400   $   148,500
 Tele Danmark A/S-ADR ....................................   1,900        49,637
                                                                     -----------
                                                                         745,757
                                                                     -----------
Total Active Portion--Common Stocks (Cost: $19,760,233) 39.1%.......  24,822,217
                                                                     -----------

                                           DISCOUNT           FACE    AMORTIZED
                                             RATE   MATURITY  VALUE     COST
                                           -------- -------- ------- -----------
Short-Term Debt Securities
U.S. Government (+)
 U.S. Treasury Bill.......................   4.93%  9/25/97  $20,000 $    19,764
                                                                     -----------
Total Active Assets Short-Term Debt Securities (Cost: $19,764)......      19,764
                                                                     -----------
Total Active Assets (Cost: $19,779,997) 39.1%.......................  24,841,981
                                                                     -----------
Total Investments (Cost: $48,672,964) 100.0%........................ $63,519,036
                                                                     ===========

-------
+ Less than 1%
* Non-income producing security.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1997

                                                       UNDERLYING    UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE   (LOSS)
                                     --------------- --------------- ----------
Purchased
 1 SP 500 Stock Index Futures
  Contracts......................... September 1997     $445,125      $(3,325)
                                                        ========      =======

  The face value of futures purchased and outstanding as percentage of total investment in securities: 0.7%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                         COUPON              FACE      MARKET
                                          RATE   MATURITY   AMOUNT      VALUE
                                        -------- -------- ---------- -----------
LONG-TERM DEBT SECURITIES:
U.S. Government (73.7%)
 U.S. Treasury Bond....................   6.75%   8/15/26 $  500,000 $   494,845
 U.S. Treasury Bond....................   7.13    2/15/23  2,000,000   2,060,000
 U.S. Treasury Note....................   6.38    3/31/01  3,500,000   3,504,935
 U.S. Treasury Note....................   6.50    5/15/05  4,000,000   3,992,480
 U.S. Treasury Note....................   6.25    2/15/03  3,500,000   3,472,665
 U.S. Treasury Note....................   6.63    4/30/02    500,000     504,610
 U.S. Treasury Note....................   5.50    9/30/97  2,000,000   2,000,320
                                                                     -----------
                                                                      16,029,855
                                                                     -----------
Agencies (13.9%)
 Fed Home Loan Bank....................   0.00     7/2/12  5,000,000   1,543,750
 FHLMC.................................   8.00    7/15/06    423,714     434,306
 FHLMC.................................   7.50    5/15/18    343,592     347,777
 FNMA..................................   7.75   10/25/18    693,411     698,827
                                                                     -----------
                                                                       3,024,660
                                                                     -----------
Consumer, Cyclical (1.1%)
 Fruit of the Loom, Inc................   7.00    3/15/11    250,000     230,100
                                                                     -----------
Utilities (2.3%)
 Oklahoma Gas & Elec Co................   8.88    12/1/20    500,000     511,185
                                                                     -----------
Total Long-Term Debt Securities (Cost: $19,669,868) 91.0%...........  19,795,800
                                                                     -----------
                                        DISCOUNT                      AMORTIZED
                                          RATE                          COST
                                        --------                     -----------
SHORT-TERM DEBT SECURITIES:
Agencies/Other (7.4%)
 Federal National Mtge Assoc...........   5.47%   7/18/97     90,000 $    89,765
 Federal National Mtge Assoc...........   5.38     7/2/97  1,520,000   1,519,772
                                                                     -----------
                                                                       1,609,537
                                                                     -----------
Commercial Paper (1.6%)
 Merrill Lynch & Co., Inc..............   5.75     7/2/97    223,000     222,965
 Petrofina Delaware, Inc...............   5.50    7/11/97    118,000     117,819
                                                                     -----------
                                                                         340,784
                                                                     -----------
Total Short-Term Debt Securities (Cost: $1,950,321) 9.0%............   1,950,321
                                                                     -----------
Total Investments (Cost: $21,620,189) 100.0%........................ $21,746,121
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                          DISCOUNT            FACE
                                            RATE   MATURITY  AMOUNT    VALUE
                                          -------- -------- -------- ----------
SHORT-TERM DEBT SECURITIES:
Agencies
 Federal Home Loan Bank .................   5.46%  08/26/97 $500,000 $  495,753
 Federal National Mtge Assoc. ...........   5.40   09/05/97  500,000    495,018
 Federal National Mtge Assoc. ...........   5.43   09/15/97  235,000    232,289
                                                                     ----------
Total Short-Term Debt Securities:
 (Cost: $1,223,102) 100% ........................................... $1,223,060
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                          ALL AMERICA    BOND     MONEY MARKET
                                             FUND        FUND         FUND
                                          ----------- ----------- ------------
Assets:
Investments at market value (Notes 1 and
 3)
  (Cost:
   All America Fund--$48,672,964;
   Bond Fund--$21,620,189;
   Money Market--$1,223,102)............. $63,519,036 $21,746,121  $1,223,060
Cash.....................................     966,036         921     502,822
Interest and dividends receivable........      60,884     287,872         --
Receivable for securities sold...........     377,046         --           38
                                          ----------- -----------  ----------
Total Assets.............................  64,923,002  22,034,914   1,725,920
Payable for securities purchased.........     150,954   1,539,370     495,678
Accrued expenses.........................         803         571          82
                                          ----------- -----------  ----------
Net Assets............................... $64,771,245 $20,494,973  $1,230,160
                                          =========== ===========  ==========
Shares Outstanding (Note 4)..............   5,073,758   2,033,720     122,851
                                          =========== ===========  ==========
Net Asset Value Per Share................      $12.77      $10.08      $10.01
                                          =========== ===========  ==========





   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                           ALL AMERICA    BOND     MONEY MARKET
                                              FUND        FUND         FUND
                                           -----------  ---------  ------------
Investment Income: (Note 1)
  Dividends..............................  $   389,611  $     --     $    --
  Interest...............................       14,456    653,840       9,025
                                           -----------  ---------    --------
Total Investment Income..................      404,067    653,840       9,025
                                           -----------  ---------    --------
Expenses: (Note 2)
  Investment management fees.............      145,509     46,355         300
  Directors' (independent) fees and
   expenses..............................       11,671     11,669       4,801
  Custodian expenses.....................       22,500      3,000         500
  Accounting expenses....................       11,600     11,600       3,000
  Transfer agent fees....................        6,000      6,000       2,000
  Legal..................................       12,680     13,430      14,995
  Audit..................................        7,800      3,800         950
  Other..................................       16,000      4,000         175
                                           -----------  ---------    --------
Total Expenses before reimbursement......      233,760     99,854      26,721
Expense reimbursement....................       13,569    (27,410)    (26,038)
                                           -----------  ---------    --------
Net Expenses.............................      247,329     72,444         683
                                           -----------  ---------    --------
Net Investment Income....................      156,738    581,396       8,342
                                           -----------  ---------    --------
Net Realized and Unrealized Gain (Loss)
 on Investments (Note 1):
Net realized gain (loss) on investments:
  Net proceeds from sale.................   10,879,184    283,250         --
  Cost of securities sold................   11,115,605    249,788         --
                                           -----------  ---------    --------
Net realized gain (loss).................     (236,421)    33,462         --
Realized gain (loss) on short-term
 securities..............................          (27)       (17)        --
                                           -----------  ---------    --------
Net realized gain (loss) on investments..     (236,448)    33,445         --
Net unrealized appreciation
 (depreciation) of investments...........    9,326,302   (136,390)        (42)
                                           -----------  ---------    --------
Net Realized and Unrealized Gain (Loss)
 on Investments..........................    9,089,854   (102,945)        (42)
                                           -----------  ---------    --------
Net Increase in Net Assets Resulting From
 Operations..............................  $ 9,246,592  $ 478,451    $  8,300
                                           ===========  =========    ========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            MONEY MARKET
                                 ALL AMERICA FUND                    BOND FUND                  FUND
                          ------------------------------- ------------------------------- -----------------
                                                                                           FOR THE PERIOD
                                         FOR THE PERIOD                  FOR THE PERIOD      MAY 1, 1997
                           FOR THE SIX     MAY 1, 1996     FOR THE SIX     MAY 1, 1996      (COMMENCEMENT
                          MONTHS ENDED    (COMMENCEMENT   MONTHS ENDED    (COMMENCEMENT   OF OPERATIONS) TO
                          JUNE 30, 1997 OF OPERATIONS) TO JUNE 30, 1997 OF OPERATIONS) TO   JUNE 30, 1997
                           (UNAUDITED)  DECEMBER 31, 1996  (UNAUDITED)  DECEMBER 31, 1996    (UNAUDITED)
                          ------------- ----------------- ------------- ----------------- -----------------
From Operations:
  Net investment income.   $   156,738     $   328,237     $   581,396     $   763,822       $    8,342
  Net realized gain
   (loss)
   on investments.......      (236,448)       (447,954)         33,445          (8,766)             --
  Net unrealized
   appreciation
   (depreciation) of
   investments..........     9,326,302       5,519,770        (136,390)        262,322              (42)
                           -----------     -----------     -----------     -----------       ----------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     9,246,592       5,400,053         478,451       1,017,378            8,300
                           -----------     -----------     -----------     -----------       ----------
Dividend Distributions:
  From net investment
   income...............      (200,955)       (325,235)       (580,134)       (758,821)          (8,362)
                           -----------     -----------     -----------     -----------       ----------
Capital Share
 Transactions
 (Note 4):
  Net proceeds from sale
   of shares............        12,000      50,137,638       1,051,357      20,123,533        1,221,860
  Dividend
   reinvestments........       200,917         325,235         580,134         758,821            8,362
  Cost of shares
   redeemed.............           --          (25,000)     (2,051,357)       (124,389)             --
                           -----------     -----------     -----------     -----------       ----------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........       212,917      50,437,873        (419,866)     20,757,965        1,230,222
                           -----------     -----------     -----------     -----------       ----------
Net Increase (Decrease)
 in Net Assets..........     9,258,554      55,512,691        (521,549)     21,016,522        1,230,160
Net Assets, Beginning of
 Period.................    55,512,691             --       21,016,522             --               --
                           -----------     -----------     -----------     -----------       ----------
Net Assets, End of
 Period.................   $64,771,245     $55,512,691     $20,494,973     $21,016,522       $1,230,160
                           ===========     ===========     ===========     ===========       ==========
Components of Net
 Assets:
  Paid-in capital.......   $50,650,790     $50,437,873     $20,338,099     $20,757,965       $1,230,222
  Accumulated
   undistributed
   net investment
   income...............       (41,215)          3,002           6,263           5,001              (20)
  Accumulated
   undistributed
   net realized gain
   (loss) on
   investments..........      (684,402)       (447,954)         24,679          (8,766)             --
  Unrealized
   appreciation
   (depreciation) of
   investments..........    14,846,072       5,519,770         125,932         262,322              (42)
                           -----------     -----------     -----------     -----------       ----------
Net Assets, End of
 Period.................   $64,771,245     $55,512,691     $20,494,973     $21,016,522       $1,230,160
                           ===========     ===========     ===========     ===========       ==========


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                                           MONEY MARKET
                             ALL AMERICA FUND            BOND FUND             FUND
                         ------------------------ ------------------------ ------------
                         SIX MONTHS               SIX MONTHS                SIX MONTHS
                            ENDED                    ENDED                    ENDED
                          JUNE 30,    YEAR ENDED   JUNE 30,    YEAR ENDED    JUNE 30,
                            1997     DECEMBER 31,    1997     DECEMBER 31,   1997(E)
                         (UNAUDITED)   1996(F)    (UNAUDITED)   1996(F)    (UNAUDITED)
                         ----------- ------------ ----------- ------------ ------------
Net Asset Value,
 Beginning of Period....   $10.98       $10.00      $10.13       $10.01       $10.00
                           ------       ------      ------       ------       ------
Income from investment
 operations:
  Net investment income.     0.03         0.06        0.29         0.38         0.07
  Net gains or losses on
   securities (realized
   and unrealized)......     1.80         0.98       (0.05)        0.12         0.01
                           ------       ------      ------       ------       ------
Total from Investment
 Operations.............     1.83         1.04        0.24         0.50         0.08
                           ------       ------      ------       ------       ------
Less dividend
 distributions:
  From net investment
   income...............    (0.04)       (0.06)      (0.29)       (0.38)       (0.07)
  From capital gains....      --           --          --           --           --
                           ------       ------      ------       ------       ------
Total Distributions.....    (0.04)       (0.06)      (0.29)       (0.38)       (0.07)
                           ------       ------      ------       ------       ------
Net Asset Value, End of
 Period.................   $12.77       $10.98      $10.08       $10.13       $10.01
                           ======       ======      ======       ======       ======
Total return (%) (b)....     16.7         10.4         2.4          5.0          0.8
Net assets, end of
 period ($ millions)....     64.8         55.5        20.5         21.0          1.2
Ratio of net investment
 income to average net
 assets (%) (a).........     0.65         0.95        5.67         5.63         4.67
Ratio of expenses to
 average net assets (%)
 (a)....................     0.81         0.87        0.96         0.90        14.90
Ratio of expenses to
 average net assets
 after expense
 reimbursement (%) (Note
 2) (a).................     0.85         0.85        0.70         0.70         0.40
Portfolio turnover rate
 (%) (c)................    20.24         9.33       11.13        17.85          N/A
Average commission rate
 paid ($) (d)...........    .0620        .0483         N/A          N/A          N/A

-------
(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(d) Average commission rate paid per share of stock.
(e) Commenced operations May 1, 1997.
(f) Commenced operations May 1, 1996.
N/A = Not Applicable.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT POLICIES AND ORGANIZATION

  Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing three series of common stock representing shares of the All America Fund, Bond Fund and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

  The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

  The Investment Company commenced operations on May 1, 1996, (the effective date of its registration) although the Bond Fund was initially seeded with a $100,000 cash investment on April 23, 1996 by its sponsor, Mutual of America Capital Management Corporation. The Money Market Fund commenced operations on May 1, 1997 through an initial $1 million cash investment by the Adviser's ultimate parent (Mutual of America Life Insurance Company).

  Security Valuation--Investment securities are valued as follows:

    Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price on the principal exchange is used. For any equity securities traded in the over-the-counter market
  (OTC), the security is valued at the last sale price, or if no sale, at the latest bid price available.

    Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

  Security Transactions--Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividend income from foreign corporations is reflected net of imposed source tax withholding.

  Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

  Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

  Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the investment management adviser of the Company.

  The Investment Company has entered into an Investment Advisory Agreement with the Adviser. For providing investment management services to the Investment Company each fund accrues a fee, calculated as a daily charge at the annual rate of .50% of the value of the net assets for the All America Fund, .45% of the value of the net assets for the Bond Fund, and .20% of the value of the net assets for the Money Market Fund.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisors responsible for providing management services for a portion of the fund's assets. The Adviser is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each fund, other than brokers' commissions, transfer taxes/fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of
 .35% of the value of the net assets of the All America Fund, .25% of the net assets of the Bond Fund, and .20% of the net assets of the Money Market Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

  The rate established for the All America Fund was reduced to .30% in the subsequent quarter so as to maintain as close a relationship as possible between the established rate (charged daily) and the Fund's actual expenses, but not to exceed the respective rates under the Advisor's existing expense limitation agreement with each fund.

  The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund,
 .70% of the net assets of the Bond Fund, and .40% of the net assets of the Money Market Fund may be discontinued at any time.

  The All America Fund placed a portion of its portfolio transactions with an affiliated broker-dealer of the Adviser. Total commissions paid to this affiliate was $0 for the period. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $9,931 or 44.4% of the Fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities for the period ended June 30, 1997 were as follows:

                                           ALL AMERICA    BOND    MONEY MARKET
                                              FUND        FUND        FUND
                                           ----------- ---------- ------------
    Cost of investment purchases.......... $ 9,875,063 $  229,463  $      --
                                           =========== ==========  ==========
    Proceeds from sales of investments.... $10,735,845 $  494,195  $      --
                                           =========== ==========  ==========
    The cost of investment purchases and
     proceeds from sales of U.S.
     Government securities were as
     follows:
      Cost of investment purchases........ $       --  $2,039,830  $      --
                                           =========== ==========  ==========
      Proceeds from sales of investments.. $       --  $1,783,719  $1,504,939
                                           =========== ==========  ==========

  At June 30, 1997, the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                           ALL AMERICA    BOND     MONEY MARKET
                                              FUND        FUND         FUND
                                           ----------- ----------- ------------
    Unrealized appreciation............... $15,742,406 $   151,619  $      --
    Unrealized depreciation...............     896,334      25,687          42
                                           ----------- -----------  ----------
    Net unrealized appreciation
     (depreciation)....................... $14,846,072 $   125,932  $      (42)
                                           =========== ===========  ==========
    Aggregate cost of investments for
     Federal income tax purposes.......... $48,672,964 $21,620,189  $1,223,102
                                           =========== ===========  ==========

4. CAPITAL SHARE ACTIVITY

  At June 30, 1997 one billion shares of $.01 par value common stock have been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund and 15 million shares each to the Bond and Money Market Funds.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  Transactions in shares during the period ending June 30, 1997 were as follows:

                                             ALL AMERICA   BOND    MONEY MARKET
                                                FUND       FUND        FUND
                                             ----------- --------  ------------
    Shares sold.............................      950     104,202    122,016
    Shares issued as reinvestment of
     dividends (Note 5).....................   15,739      57,566        835
    Shares redeemed.........................      --     (202,267)       --
                                               ------    --------    -------
    Net increase (decrease).................   16,689     (40,499)   122,851
                                               ======    ========    =======

  As at June 30, 1997 virtually all of the Investment Company's outstanding shares were owned by Mutual of America Life Insurance Company, the ultimate parent of the Adviser.

5. DIVIDENDS

  On June 30, 1997, dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 27, 1997. Pursuant to shareholders' instructions, all dividend distributions were immediately reinvested in additional shares of each fund (see Note 4 above) as follows:

                                               ALL AMERICA   BOND   MONEY MARKET
                                                  FUND       FUND       FUND
                                               ----------- -------- ------------
    Distributions from:
      Net investment income...................  $200,955   $580,134    $8,362
      Net realized capital gains..............       --         --        --
                                                --------   --------    ------
    Total dividend distributions..............  $200,955   $580,134    $8,362
                                                ========   ========    ======
    Dividend amounts per share................  $   .040   $   .294    $ .069
                                                ========   ========    ======

6. SUBSEQUENT EVENT

  During July, 1997, Mutual of America Life Insurance Company redeemed shares of the All America Fund realizing proceeds of $15,090,000, reducing the Fund's net assets by a corresponding amount.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.





            Distributed by Mutual of America Securities Corporation
              320 Park Avenue New York, NY 10022-6839 800 914-8716